Organization and Description of Business (Details)	6 Months Ended
Jun. 30, 2020
October 23, 2017 [Member]
Name	Anyi Technology Limited (“Anyi Technology”)
Date of Incorporation	Oct. 23, 2017
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Product marketing hub
November 13, 2017 [Member]
Name	Jiangsu AnYiWang Network Technology Co., Ltd. (“Jiangsu AnYiWang”)
Date of Incorporation	Nov. 13, 2017
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
January 2, 2018 [Member]
Name	Beijing AnYiWang Technology Co., Ltd. (“Beijing AnYiWang”)
Date of Incorporation	Jan. 02, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
November 27, 2017 [Member]
Name	Changzhou AnYiWang Network Technology Co., Ltd. (“Changzhou AnYiWang”)
Date of Incorporation	Nov. 27, 2017
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
November 20, 2017 [Member]
Name	Lianyungang AnYiWang Software Co., Ltd. (“Lianyungang AnYiWang”)
Date of Incorporation	Nov. 20, 2017
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
May 3, 2018 [Member]
Name	Tongshan Naquan Technology Service Co., Ltd. (“Tongshan Naquan”)
Date of Incorporation	May 03, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider
March 8, 2018 [Member]
Name	Hubei AnYiWang Network Technology Co., Ltd. (“Hubei AnYiWang”)
Date of Incorporation	Mar. 08, 2018
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Software development and provider